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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 10.6%
Auto Components 1.2%
Johnson Controls, Inc. (a)	222,507	$6,706,361
Automobiles 1.5%
Ford Motor Co. (a)	813,504	8,590,602
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	88,205	2,830,498
Media 2.3%
Comcast Corp., Class A	182,427	5,273,965
Viacom, Inc., Class B	77,426	3,695,543
Walt Disney Co. (The)	93,679	4,282,067
Total		13,251,575
Multiline Retail 3.3%
Kohl’s Corp. (a)	61,087	2,799,006
Target Corp.	276,776	16,028,098
Total		18,827,104
Specialty Retail 1.8%
Best Buy Co., Inc. (a)	62,781	1,175,261
Home Depot, Inc. (The)	178,036	8,784,296
Total		9,959,557
TOTAL CONSUMER DISCRETIONARY		60,165,697
CONSUMER STAPLES 8.2%
Beverages 0.6%
PepsiCo, Inc.	46,631	3,163,913
Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	142,095	9,352,693
Food Products 0.6%
Kraft Foods, Inc., Class A	87,991	3,367,416
Household Products 1.0%
Procter & Gamble Co. (The)	93,166	5,803,310
Tobacco 4.4%
Lorillard, Inc. (a)	124,321	15,366,076
Philip Morris International, Inc.	112,346	9,494,360
Total		24,860,436
TOTAL CONSUMER STAPLES		46,547,768

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.7%
Energy Equipment & Services 1.9%
Halliburton Co.	152,307	$4,578,348
National Oilwell Varco, Inc.	72,956	4,869,813
Schlumberger Ltd.	22,291	1,409,906
Total		10,858,067
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	90,302	5,508,422
Apache Corp.	63,573	5,173,571
Chevron Corp.	113,947	11,202,130
Exxon Mobil Corp.	108,450	8,527,423
Occidental Petroleum Corp.	109,606	8,688,468
Royal Dutch Shell PLC, ADR	90,477	5,625,860
Total		44,725,874
TOTAL ENERGY		55,583,941
FINANCIALS 17.1%
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	113,146	10,828,072
Morgan Stanley	244,804	3,270,582
Total		14,098,654
Commercial Banks 1.6%
CIT Group, Inc. (a)(b)	96,070	3,284,633
Wells Fargo & Co.	181,224	5,808,229
Total		9,092,862
Diversified Financial Services 5.1%
Bank of America Corp.	1,874,752	13,779,427
Citigroup, Inc.	108,844	2,885,454
JPMorgan Chase & Co.	369,098	12,235,599
Total		28,900,480
Insurance 7.9%
ACE Ltd.	197,960	14,318,447
Allstate Corp. (The)	208,117	7,063,491
Everest Re Group Ltd.	42,784	4,369,102
MetLife, Inc.	182,690	5,336,375
Travelers Companies, Inc. (The)	46,526	2,907,410
XL Group PLC	544,574	11,120,201
Total		45,115,026
TOTAL FINANCIALS		97,207,022
HEALTH CARE 14.7%
Health Care Equipment & Supplies 0.6%
Medtronic, Inc.	93,498	3,444,466

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.9%
Express Scripts Holding Co. (b)	56,438	$2,945,499
UnitedHealth Group, Inc.	183,164	10,215,057
WellPoint, Inc.	50,708	3,417,212
Total		16,577,768
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	112,250	4,564,085
Thermo Fisher Scientific, Inc.	128,650	6,494,252
Total		11,058,337
Pharmaceuticals 9.3%
Abbott Laboratories	68,245	4,216,858
Bristol-Myers Squibb Co.	195,846	6,529,506
Johnson & Johnson	179,323	11,195,135
Merck & Co., Inc.	329,760	12,392,381
Novartis AG, ADR	47,620	2,477,669
Pfizer, Inc.	733,188	16,034,821
Total		52,846,370
TOTAL HEALTH CARE		83,926,941
INDUSTRIALS 15.2%
Aerospace & Defense 4.4%
Boeing Co. (The)	125,682	8,748,724
Honeywell International, Inc.	108,693	6,049,852
Lockheed Martin Corp.	50,325	4,166,910
United Technologies Corp.	78,650	5,828,752
Total		24,794,238
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	60,550	4,537,617
Airlines 1.0%
Delta Air Lines, Inc. (b)	143,196	1,732,671
United Continental Holdings, Inc. (a)(b)	165,628	4,168,857
Total		5,901,528
Electrical Equipment 0.3%
ABB Ltd., ADR (a)(b)	111,023	1,755,274
Industrial Conglomerates 3.5%
General Electric Co.	634,072	12,104,435
Tyco International Ltd.	143,077	7,605,973
Total		19,710,408
Machinery 4.8%
Caterpillar, Inc.	97,163	8,513,422

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Deere & Co.	35,540	$2,625,340
Eaton Corp. (a)	99,552	4,246,888
Illinois Tool Works, Inc.	148,404	8,332,884
Parker Hannifin Corp.	44,563	3,642,580
Total		27,361,114
Road & Rail 0.4%
CSX Corp.	113,763	2,376,509
TOTAL INDUSTRIALS		86,436,688
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 1.4%
Cisco Systems, Inc.	488,337	7,974,543
Computers & Peripherals 1.0%
Apple, Inc. (b)	9,523	5,501,723
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	80,401	2,526,200
Internet Software & Services 0.3%
eBay, Inc. (b)	36,847	1,444,034
IT Services 2.0%
Accenture PLC, Class A	102,096	5,829,681
Mastercard, Inc., Class A	13,372	5,435,852
Total		11,265,533
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	380,716	9,837,702
Microchip Technology, Inc. (a)	58,060	1,801,021
Total		11,638,723
Software 4.6%
Microsoft Corp.	690,041	20,142,297
Oracle Corp.	223,471	5,915,277
Total		26,057,574
TOTAL INFORMATION TECHNOLOGY		66,408,330
MATERIALS 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	24,006	1,897,434
Dow Chemical Co. (The)	9,501	295,101

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
EI du Pont de Nemours & Co.	160,224	$7,732,410
Total		9,924,945
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	59,212	1,897,153
Nucor Corp.	57,962	2,072,721
Total		3,969,874
TOTAL MATERIALS		13,894,819
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	413,541	14,130,696
Deutsche Telekom AG, ADR (a)	240,176	2,369,336
Verizon Communications, Inc.	165,686	6,899,165
Total		23,399,197
TOTAL TELECOMMUNICATION SERVICES		23,399,197
UTILITIES 2.3%
Electric Utilities 0.5%
Duke Energy Corp.	133,786	2,940,616
Multi-Utilities 1.8%
Dominion Resources, Inc.	55,321	2,880,011
PG&E Corp.	68,815	3,007,216
Sempra Energy	65,933	4,286,304
Total		10,173,531
TOTAL UTILITIES		13,114,147
Total Common Stocks (Cost: $507,311,847)		$546,684,550

Issuer	Coupon Rate	Principal Amount	Value

Equity-Linked Notes 1.7%
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Dow Chemical Co. (The)) (c)
10/19/12	0.000%	10,000,056	$9,285,523
Total Equity-Linked Notes (Cost: $10,000,056)			$9,285,523

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.161% (d)(e)	19,976,770	$19,976,770
Total Money Market Funds (Cost: $19,976,770)		$19,976,770

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.3%
Certificates of Deposit 0.2%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	998,902	$998,902
Repurchase Agreements 4.1%
Deutsche Bank AG dated 05/31/12, matures 06/01/12, repurchase price $11,424,069 (f)
	0.220%	11,424,000	11,424,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,035 (f)
	0.250%	5,000,000	5,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $2,000,013 (f)
	0.230%	2,000,000	2,000,000
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $5,000,047 (f)
	0.340%	5,000,000	5,000,000
Total			23,424,000
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $24,422,902)			$24,422,902
Total Investments
(Cost: $561,711,575) (g)			$600,369,745(h)
Other Assets & Liabilities, Net			(31,065,733)
Net Assets			$569,304,012

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $9,285,523 or 1.63% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(e)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$13,995,300	$44,126,463	$(38,144,993)	$—	$19,976,770	$6,273	$19,976,770

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.220%)

Security Description	Value
Fannie Mae Pool	$11,353,325
Freddie Mac Non Gold Pool	299,155
Total Market Value of Collateral Securities	$11,652,480

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.230%)

Security Description	Value
Fannie Mae Pool	$871,438
Freddie Mac Gold Pool	453,058
Ginnie Mae II Pool	715,504
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.340%)

Security Description	Value
Fannie Mae REMICS	$1,432,375
Fannie Mae-Aces	139,990
Freddie Mac Reference REMIC	338,336
Freddie Mac REMICS	1,105,071
Government National Mortgage Association	1,846,713
United States Treasury Note/Bond	237,516
Total Market Value of Collateral Securities	$5,100,001

(g)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $561,712,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,525,000
Unrealized Depreciation	(39,867,000)
Net Unrealized Appreciation	$38,658,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$60,165,697	$—	$—	$60,165,697
Consumer Staples	46,547,768	—	—	46,547,768
Energy	55,583,941	—	—	55,583,941
Financials	97,207,022	—	—	97,207,022
Health Care	83,926,941	—	—	83,926,941
Industrials	86,436,688	—	—	86,436,688
Information Technology	66,408,330	—	—	66,408,330
Materials	13,894,819	—	—	13,894,819
Telecommunication Services	23,399,197	—	—	23,399,197
Utilities	13,114,147	—	—	13,114,147
Total Equity Securities	546,684,550	—	—	546,684,550

Other
Equity-Linked Notes	—	9,285,523	—	9,285,523
Money Market Funds	19,976,770	—	—	19,976,770
Investments of Cash Collateral Received for Securities on Loan	—	24,422,902	—	24,422,902
Total Other	19,976,770	33,708,425	—	53,685,195
Total	$566,661,320	$33,708,425	$—	$600,369,745

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012